Available- for- Sale Investment Measured at Fair Value on Recurring Basis Using Significant Level 3 Inputs (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value Beginning Balance	¥ 16,357,737	$ 2,514,138	¥ 64,414,941
Unrealized loss recognized in other comprehensive income	(12,615,466)	(1,938,962)	(48,057,204)
Fair Value Ending Balance	¥ 3,742,271	$ 575,176	¥ 16,357,737